LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.80%
Brazil–2.72%
Ambev	1,864,300	$ 4,262,405
Hypera	726,500	4,039,296
Petrobras Distribuidora	1,412,600	4,279,041
		12,580,742
Chile–0.11%
Cencosud	500,000	519,985
		519,985
China–15.45%
Agricultural Bank of China Class H	10,942,000	4,368,752
Bank of China Class H	11,170,100	4,252,051
†Beijing Enterprises Water Group	11,208,000	4,345,210
China CITIC Bank Class H	8,671,000	4,264,081
China Everbright International	8,022,000	4,561,411
China Petroleum & Chemical Class H	9,406,000	4,595,834
China Railway Construction Class H	4,227,000	4,732,561
China Resources Power Holdings	4,152,238	4,553,915
China Shenhua Energy Class H	2,448,000	4,625,414
China Unicom Hong Kong	7,148,000	4,121,319
CITIC	3,885,000	4,026,377
Country Garden Holdings	3,825,000	4,627,842
Fosun International	3,923,000	4,503,626
Hengan International Group	568,500	4,246,227
Industrial & Commercial Bank of China Class H	6,234,000	4,252,701
Kunlun Energy	9,406,000	5,435,815
		71,513,136
■Hong Kong–12.22%
Bank of Communications Class H	7,039,000	4,287,185
Brilliance China Automotive Holdings	5,704,000	4,644,858
China Communications Construction Class H	6,370,000	4,390,569
China Construction Bank Class H	5,131,000	4,170,715
China Minsheng Banking Class H	5,990,500	4,450,715
China Mobile	568,500	4,260,499
China National Building Material Class H	3,972,000	4,267,154
China Railway Group Class H	9,062,000	4,793,465
China Telecom Class H	14,110,000	4,275,111
Great Wall Motor Class H	7,463,500	4,732,875
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Guangzhou Automobile Group Class H	4,255,200	$ 4,232,675
Postal Savings Bank of China Class H	6,421,000	3,909,357
Sinopharm Group Class H	1,863,600	4,129,167
		56,544,345
Hungary–0.96%
Richter Gedeon	235,252	4,436,629
		4,436,629
India–6.02%
Hero MotoCorp	193,501	4,083,405
Indian Oil	3,949,776	4,249,459
NTPC	4,064,521	4,520,758
Oil & Natural Gas	5,036,755	4,547,319
Piramal Enterprises	503,917	6,205,898
Vedanta	5,008,706	4,246,795
		27,853,634
Indonesia–0.16%
Indofood Sukses Makmur	1,915,700	741,111
		741,111
Malaysia–2.01%
CIMB Group Holdings	5,341,700	4,445,068
Genting	5,636,700	4,875,408
		9,320,476
Mexico–4.10%
Arca Continental	1,051,000	4,242,101
Coca-Cola Femsa	208,405	834,411
Fibra Uno Administracion	5,992,911	4,703,889
Gruma Class B	558,555	4,296,323
Grupo Mexico B	2,629,900	4,876,775
		18,953,499
Republic of Korea–17.14%
Hana Financial Group	269,924	5,078,245
Hyundai Mobis	35,865	4,993,730
Hyundai Motor	69,285	4,991,396
Industrial Bank of Korea	775,829	4,740,404
KB Financial Group	177,789	5,000,140
Kia Motors	224,352	4,722,364
Korea Investment Holdings	134,786	5,434,136
†KT ADR	266,846	2,076,062
KT&G	76,552	4,687,068
LG	100,243	4,855,771
LG Uplus	526,146	4,622,356
Lotte Chemical	25,665	4,029,090
POSCO	35,619	4,687,026
Shinhan Financial Group	216,390	5,062,272
SK Holdings	38,676	5,321,584
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK Telecom	30,307	$ 4,408,029
Woori Financial Group	745,689	4,639,347
		79,349,020
Russia–6.62%
Alrosa PJSC	5,610,170	4,613,709
Gazprom ADR	920,105	4,172,435
Novolipetsk Steel GDR	282,103	4,385,287
Sberbank of Russia PJSC	1,699,880	4,051,878
Severstal PJSC	388,084	4,282,068
Surgutneftegas PJSC	11,591,700	5,003,291
VTB Bank PJSC	9,959,410,000	4,133,155
		30,641,823
South Africa–7.70%
Absa Group	927,786	3,890,523
Growthpoint Properties	5,661,810	4,074,110
Life Healthcare Group Holdings	1,349,181	1,392,518
MTN Group	2,221,063	5,955,461
Nedbank Group	636,711	2,942,637
Oceana Group	55,701	171,287
Old Mutual	4,344,866	2,878,682
Shoprite Holdings	413,599	2,890,603
SPAR Group	212,043	2,154,752
Tiger Brands	210,704	2,182,521
Truworths International	899,711	1,256,592
Vodacom Group	642,038	4,200,322
Woolworths Holdings	1,070,688	1,650,255
		35,640,263
Taiwan–12.43%
Asia Cement	3,221,000	4,181,991
Asustek Computer	706,000	4,774,135
Catcher Technology	656,000	4,196,339
†Compal Electronics	7,659,000	4,371,723
Hon Hai Precision Industry	1,810,000	4,183,622
Inventec	5,981,000	4,586,231
Lite-On Technology	3,192,000	4,342,384
Nanya Technology	2,601,000	4,577,717
Pegatron	2,420,000	4,617,996
Pou Chen	5,223,000	4,414,578
Taiwan Cement	3,284,000	4,289,404
Walsin Technology	790,000	4,205,810
Wistron	5,953,000	4,812,588
		57,554,518
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–4.13%
Charoen Pokphand Foods-Foreign	6,052,191	$ 4,481,397
Kasikornbank NVDR	1,723,700	4,805,928
PTT Global Chemical-Foreign	5,340,100	4,962,994
Siam Commercial Bank NVDR	2,308,000	4,854,462
		19,104,781
Turkey–0.37%
Haci Omer Sabanci Holding	1,537,258	1,733,160
		1,733,160
United Arab Emirates–2.66%
Abu Dhabi Commercial Bank PJSC	3,096,440	3,864,570
Aldar Properties PJSC	6,642,078	2,740,500
Dubai Islamic Bank PJSC	1,400,000	1,367,304
Emaar Properties PJSC	7,324,271	4,349,975
		12,322,349
Total Common Stock (Cost $528,833,816)		438,809,471
PREFERRED STOCKS–1.88%
Brazil–0.90%
Telefonica Brasil 4.61%	439,200	4,180,603
		4,180,603
Russia–0.98%
Transneft PJSC 6.44%	2,395	4,505,491
		4,505,491
Total Preferred Stocks (Cost $13,081,121)		8,686,094

MONEY MARKET FUND–0.78%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	3,619,505	3,619,505
Total Money Market Fund (Cost $3,619,505)		3,619,505

TOTAL INVESTMENTS–97.46% (Cost $545,534,442)	451,115,070
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.54%	11,776,780
NET ASSETS APPLICABLE TO 75,552,294 SHARES OUTSTANDING–100.00%	$462,891,850

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
249	E-mini MSCI Emerging Markets Index	$10,494,105	$10,437,807	6/19/20	$56,298	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$12,580,742	$—	$—	$12,580,742
Chile	519,985	—	—	519,985
China	—	71,513,136	—	71,513,136
Hong Kong	—	56,544,345	—	56,544,345
Hungary	—	4,436,629	—	4,436,629
India	—	27,853,634	—	27,853,634
Indonesia	—	741,111	—	741,111
Malaysia	—	9,320,476	—	9,320,476
Mexico	18,953,499	—	—	18,953,499
Republic of Korea	2,076,062	77,272,958	—	79,349,020
Russia	17,470,392	13,171,431	—	30,641,823
South Africa	19,082,821	16,557,442	—	35,640,263
Taiwan	—	57,554,518	—	57,554,518
Thailand	9,444,391	9,660,390	—	19,104,781
Turkey	—	1,733,160	—	1,733,160
United Arab Emirates	—	12,322,349	—	12,322,349
Preferred Stocks
Brazil	4,180,603	—	—	4,180,603
Russia	—	4,505,491	—	4,505,491
Money Market Fund	3,619,505	—	—	3,619,505
Total Investments	$87,928,000	$363,187,070	$—	$451,115,070
Derivatives:

Assets:
Futures Contract	$56,298	$—	$—	$56,298
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Emerging Markets 100 Fund–5